Income Taxes - Provision for Income Taxes (Detail) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014
Income Tax Expense (Benefit), Continuing Operations [Abstract]
Current	$ 2,973	$ 2,564	$ 2,393
Deferred	(4)	83	175
Total income tax provision	$ 2,969	$ 2,647	$ 2,568